Short-term borrowings and long-term debt - Summary of Short-Term Borrowings and Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 51,183	¥ 1,843,959
Long-term debt
Long-term loans	516,460	1,090,427
Unsecured bonds	474,343	664,390
Total	990,803	1,754,817
Less - Portion due within one year	166,410	196,950
Non-current portion of non-current borrowings	¥ 824,393	¥ 1,557,867
Short-term borrowings [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	1.86%	2.13%
Long-term loans [member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2026	2025
Long-term loans [member] | Top of range [member]
Long-term debt
Borrowings, maturity	2040	2058
Long-term loans [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	3.21%	1.81%
Unsecured Bonds [Member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2026	2025
Unsecured Bonds [Member] | Top of range [member]
Long-term debt
Borrowings, maturity	2035	2035
Unsecured Bonds [Member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	0.70%	0.66%